Teachers Insurance and Annuity Association of America College Retirement Equities Fund 8500 Andrew Carnegie Blvd Charlotte, NC 28262	Rachael Zufall Director & Associate General Counsel 704.988.4446 Tel. 704.988.4224 Fax rzufall@tiaa-cref.org

May 1, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TIAA Separate Account VA-1 (“VA-1”)

Form N-3 (File Nos. 33-79124 and 811-8520)

Commissioners:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the form of Prospectus and Statement of Additional Information (SAI) dated May 1, 2012 that would have been filed pursuant to Rule 497(c) under the Securities Act for VA-1 would not have differed from that contained in VA-1’s most recent amendment to the Registration Statement on Form N-3; and (ii) the text of this amendment was filed electronically via EDGAR on April 27, 2012.

Please contact the undersigned at the number listed above, if you have any questions or comments regarding this letter.

Very truly yours,

/s/ Rachael Zufall
Rachael Zufall